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INVESTMENT MANAGER
    Berkeley Capital Management
    650 California Street, Suite 2800
    San Francisco, CA 94108


ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT
& CUSTODIAN
    Firstar Trust Company
    P.O. Box 701
    Milwaukee, WI 53201-0701



LEGAL COUNSEL
    Paul, Hastings, Janofsky & Walker LLP
    345 California Street
    San Francisco, CA 94104


INDEPENDENT AUDITORS
    Price Waterhouse LLP
    100 E. Wisconsin Avenue, Suite 1500
    Milwaukee, WI 53202


                                     [LOGO]

                                   PROSPECTUS
                                 JULY 24, 1997



                       Berkeley Capital Management Funds
                       650 California Street, Suite 2800
                            San Francisco, CA 94108